Summary of Significant Accounting Policies - Schedule of Disaggregated Revenues (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Disaggregated Revenues [Line Items]
Revenue by Country, Total for continuing operations	$ 93	$ 1,261	$ 280	$ 3,007	$ 20,084	$ 17,089
Discontinued Operations:
Revenue by Country, Total for discontinued operations					10,433	12,305
Revenue by Country, Total for the period					30,517	29,394
Revenue by Offtake Type, Total for continuing operations					20,084	17,089
Discontinued Operations:
Revenue by Offtake Type, Total for discontinued operations					10,433	12,305
Revenue by Offtake Type, Total for the period					30,517	29,394
Italy [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue by Country, Total for continuing operations					3,360	3,354
Romania [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue by Country, Total for continuing operations					16,608	13,710
United States [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue by Country, Total for continuing operations					116	25
Netherlands [Member]
Discontinued Operations:
Revenue by Country, Total for discontinued operations					2,840	1,596
Poland [Member]
Discontinued Operations:
Revenue by Country, Total for discontinued operations					7,593	10,709
Country Renewable Programs [Member]
Discontinued Operations:
Revenue by Offtake Type, Total for continuing operations					2,972	2,885
Discontinued Operations:
Revenue by Offtake Type, Total for discontinued operations					5,499	6,994
Green Certificates [Member]
Discontinued Operations:
Revenue by Offtake Type, Total for continuing operations					10,548	9,409
Energy Offtake Agreements [Member]
Discontinued Operations:
Revenue by Offtake Type, Total for continuing operations					6,560	4,795
Discontinued Operations:
Revenue by Offtake Type, Total for discontinued operations					4,805	5,267
Other Revenue [Member]
Discontinued Operations:
Revenue by Offtake Type, Total for continuing operations					4
Guarantees of Origin [Member]
Discontinued Operations:
Revenue by Offtake Type, Total for discontinued operations					$ 129	$ 44